SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERS AND LONG-LIVED ASSETS, BY GEOGRAPHICAL AREAS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 909,517	$ 876,729	$ 834,152
Total long-lived assets	461,061	425,506
Domestic [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues
Total long-lived assets
MENA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	893,635	865,917	822,606
Total long-lived assets	443,967	408,089
Rest of world [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	15,882	10,812	$ 11,546
Total long-lived assets	$ 17,094	$ 17,417